Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets consisted of the following:

	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Software	$18,654	$-
Distribution rights	337,828	-
Total intangible assets	356,482	-
Less: accumulated amortization	5,635	-
Total intangible assets, net	$350,847	$-